7. Convertible Promissory Notes (Details)	12 Months Ended
Dec. 31, 2015 USD ($)
Details
Convertible Debt as per term sheet	$ 2,000,000
Convertible Note Issued to Investors	$ 1,368,978
Debt Conversion, Converted Instrument, Rate	11.00%